Note 9 - Inventories - Inventory Shown in the Balance Sheets (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Inventory	$ 583	$ 402
Lubricants [Member]
Inventory	542	381
Consumable Stores [Member]
Inventory	$ 41	$ 21